SALE OF BUSINESSES (Details) $ in Thousands						1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 01, 2021 USD ($)	Oct. 06, 2021 USD ($)	Jan. 11, 2021 USD ($)	Aug. 31, 2018 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Jul. 01, 2020 USD ($)	Jul. 01, 2019 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from the sale of business								$ 104,141	$ 3,307
Gain on sale of businesses								88,930	0
Long-term receivable									$ 2,500
Pointillist, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Noncontrolling interest, ownership percentage by parent				69.00%
Pointillist, Inc. | Working Capital Escrow
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash				$ 500
Pointillist, Inc. | Genesys
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Business combination, consideration transferred				150,000
Payments to acquire businesses, gross				144,500
Restricted cash				$ 5,000
Disposal Group, Held-for-Sale, Not Discontinued Operations | Pointillist, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gain on sale of businesses							$ 88,900
Gain on sale of business net of tax							88,900
Pointillist, Inc. | Disposal Group, Held-for-Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from sale of disposal group							106,000
Proceeds from the sale of business	$ 3,500
Future proceeds from the sale of business		$ 300
Pointillist, Inc. | Disposal Group, Held-for-Sale, Not Discontinued Operations | Pointillist, Inc. | Working Capital Escrow
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash			$ 300
Pointillist, Inc. | Disposal Group, Held-for-Sale, Not Discontinued Operations | Pointillist, Inc. | Indemnification Escrow
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Restricted cash			3,500
Pointillist, Inc. | Disposal Group, Held-for-Sale, Not Discontinued Operations | Pointillist, Inc. | Working Capital Escrow and Indemnification Escrow | Pointillist, Inc.
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Other assets		$ 3,600					$ 3,600	$ 3,600
Pointillist, Inc. | Disposal Group, Disposed of by Sale, Not Discontinued Operations
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from the sale of business			$ 102,200
Financial Services Business | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total proceeds from the sale of business											$ 44,000
Payment included in consideration, subject to working capital adjustment upon closing of the sale										$ 3,300	40,000
Additional payment to be received on one-year anniversary of the sale closing											$ 4,000
Rental Property Management Business | Discontinued Operations, Disposed of by Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from the sale of business					$ 3,000	$ 15,000
Total proceeds from the sale of business						$ 18,000
Number of installment payments | installment						2
Future proceeds from the sale of business						$ 3,000